Schedule of Cost of Revenue (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total cost of revenue	₪ 247,214	₪ 229,727	₪ 123,688
Payroll and associated expenses [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	8,401	6,567	11,605
Farm operating expenses [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	12,132	13,673	20,407
Purchases [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	240,765	282,029	115,952
Depreciation [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	5,295	4,780	3,163
Changes in inventory [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	₪ (19,379)	₪ (77,322)	₪ (27,439)